Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2018 EUR (€) € / shares
Statement Line Items [Line Items]
Revenues | €		€ 9,645	€ 18,988	€ 18,117
Operating expenses | €		(4,951)	(6,638)	(6,342)
Depreciation and amortization expenses | €		(2,975)	(6,416)	(5,816)
Gross profit | €		1,719	5,934	5,959
Project development costs | €		(3,491)	(4,213)	(2,878)
General and administrative expenses | €		(4,512)	(3,827)	(3,600)
Share of profits of equity accounted investee | €		1,525	3,086	2,545
Other income (expenses), net | €		2,100	(2,100)	884
Capital gain | €			18,770
Operating profit (loss) | €		(2,659)	17,650	2,910
Financing income | €		2,134	1,827	2,936
Financing income (expenses) in connection with derivatives, net | €		1,094	897	494
Financing expenses | €		(6,862)	(10,877)	(5,521)
Financing expenses, net | €		(3,634)	(8,153)	(2,091)
Profit (loss) before taxes on income | €		(6,293)	9,497	819
Tax benefit (taxes on income) | €		125	287	(215)
Profit (loss) for the year | €		(6,168)	9,784	604
Profit (loss) attributable to:
Owners of the Company | €		(4,627)	12,060	1,057
Non-controlling interests | €		(1,541)	(2,276)	(453)
Profit (loss) for the year | €		(6,168)	9,784	604
Other comprehensive income (loss) items That after initial recognition in comprehensive income (loss) were or will be transferred to profit or loss:
Foreign currency translation differences for foreign operations | €		(482)	2,103	(787)
Effective portion of change in fair value of cash flow hedges | €		2,210	1,076	(1,008)
Net change in fair value of cash flow hedges transferred to profit or loss | €		555	(1,922)	643
Total other comprehensive income (loss) | €		2,283	1,257	(1,152)
Total other comprehensive income (loss) attributable to:
Owners of the Company | €		881	2,114	(1,188)
Non-controlling interests | €		1,402	(857)	36
Total other comprehensive income (loss) | €		2,283	1,257	(1,152)
Total comprehensive income (loss) for the year | €		(3,885)	11,041	(548)
Total comprehensive income (loss) for the year attributable to:
Owners of the Company | €		(3,746)	14,174	(131)
Non-controlling interests | €		(139)	(3,133)	(417)
Total comprehensive income (loss) for the year | €		€ (3,885)	€ 11,041	€ (548)
Earnings (loss) per share
Basic earnings (loss) per share | € / shares		€ (0.38)	€ 1.09	€ 0.10
Diluted earnings (loss) per share | € / shares		€ (0.38)	€ 1.09	€ 0.10
USD [Member]
Statement Line Items [Line Items]
Revenues | $	$ 11,832
Operating expenses | $	(6,074)
Depreciation and amortization expenses | $	(3,650)
Gross profit | $	2,108
Project development costs | $	(4,283)
General and administrative expenses | $	(5,535)
Share of profits of equity accounted investee | $	1,871
Other income (expenses), net | $	2,576
Capital gain | $
Operating profit (loss) | $	(3,263)
Financing income | $	2,618
Financing income (expenses) in connection with derivatives, net | $	1,342
Financing expenses | $	(8,418)
Financing expenses, net | $	(4,458)
Profit (loss) before taxes on income | $	(7,721)
Tax benefit (taxes on income) | $	153
Profit (loss) for the year | $	(7,568)
Profit (loss) attributable to:
Owners of the Company | $	(5,676)
Non-controlling interests | $	(1,892)
Profit (loss) for the year | $	(7,568)
Other comprehensive income (loss) items That after initial recognition in comprehensive income (loss) were or will be transferred to profit or loss:
Foreign currency translation differences for foreign operations | $	(591)
Effective portion of change in fair value of cash flow hedges | $	2,711
Net change in fair value of cash flow hedges transferred to profit or loss | $	681
Total other comprehensive income (loss) | $	2,801
Total other comprehensive income (loss) attributable to:
Owners of the Company | $	1,081
Non-controlling interests | $	1,720
Total other comprehensive income (loss) | $	2,801
Total comprehensive income (loss) for the year | $	(4,767)
Total comprehensive income (loss) for the year attributable to:
Owners of the Company | $	(4,595)
Non-controlling interests | $	(172)
Total comprehensive income (loss) for the year | $	$ (4,767)
Earnings (loss) per share
Basic earnings (loss) per share | $ / shares	$ (0.47)
Diluted earnings (loss) per share | $ / shares	$ (0.47)